SUMMARY OF WARRANTS GRANTED VALUATION USING BLACK-SCHOLES PRICING METHOD (Details)	9 Months Ended	12 Months Ended
	Jan. 31, 2022 Integer	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021 Integer
Property, Plant and Equipment [Line Items]
Warrants measurement input, term	5 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities Measurement input, term	1 year 8 months 12 days
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liabilities Measurement input, term	5 years
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	50
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	155
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	0.16
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	1.56
Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Derivative liability measurement input	0
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, term		2 years	2 years
Warrants measurement input, term	5 years			5 years
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, term		10 years	10 years
Warrants measurement input, term	10 years			10 years
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, rate		1.48	1.21
Warrants measurement input, rate	50.0			148.3
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, rate		2.80	1.44
Warrants measurement input, rate	156.7			151.9
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, rate		0.0012	0.0036
Warrants measurement input, rate	0.77			0.68
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Measurement input, rate		0.0164	0.0243
Warrants measurement input, rate	1.63			0.85
Warrant [Member] | Valuation Technique, Option Pricing Model [Member] | Measurement Input, Expected Dividend Rate [Member]
Property, Plant and Equipment [Line Items]
Measurement input, rate		0	0
Warrants measurement input, rate	0			0